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AMERICAS
US Legal Services

J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4844
neil.mcmurdie@us.ing.com

December 16, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re: ING Life Insurance and Annuity Company and its Variable Annuity Account C
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
Prospectus Title: Multiple Sponsored Retirement Options II 403(b), 457, 401(a),
401(k), Roth 403(b) and Roth 401(k)
File Nos.: 333-167680 and 811-02513

Ladies and Gentlemen:

We are submitting for filing under the Securities Act of 1933, Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-4. The purpose of this filing is to (1) include financial statements and any other necessary exhibits; and (2) respond to comments received from Mr. Jeffrey Foor on the Registration Statement on Form N-4. These responses have already been reviewed and discussed with Mr. Foor and he has indicated that they may be incorporated through this Pre-Effective
Amendment No. 1.

We request that the Registration Statement become effective on December 17, 2010 or as soon as reasonably possible thereafter. A request for acceleration is included herein.

If you have any questions, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774